TROUTMAN SANDERS LLP

ATTORNEYS AT LAW
A LIMITED LIABILITY PARTNERSHIP

PEMBROKE COMMERCIAL BUILDING
4425 CORPORATION LANE, SUITE 420
P.O.BOX 61185
VIRGINIA BEACH, VIRGINIA 23466-1185
www.troutmansanders.com
TELEPHONE: 757-687-7500
FACSIMILE: 757-687-7510

James J. Wheaton	Direct Dial: 757-687-7719
jim.wheaton@troutmansanders.com	Direct Fax: 757-687-1501

December 30, 2002

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Old Dominion Investors’ Trust, Inc.
File Nos. 2-9662 and 811-597

Dear Sir or Madam:

On behalf of Old Dominion Investors’ Trust, Inc. (the “Registrant”) and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, we hereby certify that the Prospectus for shares of the Registrant does not differ from that contained in Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A as filed electronically with the Commission on December 27, 2002.

Please direct any inquiries regarding this filing to the undersigned at (757) 687-7719.

Very truly yours,

/s/ James J. Wheaton

ATLANTA • HONG KONG • LONDON • NORFOLK • RICHMOND
TYSONS CORNER • VIRGINIA BEACH • WASHINGTON, D.C.